Consolidated Balance Sheets - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 11,731,325	$ 20,902,282
Trade and other receivables	2,421,238	1,074,325
Inventories	398,150	76,927
Other current assets	166,087	182,580
Total current assets	14,716,800	22,236,114
Non-current assets
Right-of-use assets	647,150	180,528
Property, plant and equipment	306,175	457,178
Goodwill	4,506,653
Other intangible assets	624,920
Other non-current assets		97,868
Total non-current assets	6,084,898	735,574
Total assets	20,801,698	22,971,688
Current liabilities
Trade and other payables	2,122,379	760,350
Deferred income	814,150	635
Provisions	611,060	464,770
Lease liabilities	264,130	179,626
Total current liabilities	3,811,719	1,405,381
Non-current liabilities
Provisions	22,499	8,860
Lease liabilities	388,396	24,412
Deferred tax liability	148,013
Total non-current liabilities	558,908	33,272
Total liabilities	4,370,627	1,438,653
Net assets	16,431,071	21,533,035
EQUITY
Contributed equity	155,138,636	153,574,974
Reserves	11,498,651	11,033,279
Accumulated losses	(150,206,216)	(143,075,218)
Total equity	$ 16,431,071	$ 21,533,035